Revenues	6 Months Ended
Jun. 30, 2022
Revenues
Revenues

9. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Revenues from long-term time charters	42,881	43,498	92,915	88,850
Revenues from spot time charters	27,471	41,424	64,525	81,531
Total	70,352	84,922	157,440	170,381

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than five years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) five years (excluding any optional periods) are classified as spot time charters.